Vanguard Real Estate Index Fund Average Annual Total Returns - ETF Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Real Estate Spliced Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.31%	4.76%	5.25%
MSCI US Investable Market Real Estate 25/50 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.31%	4.76%
Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	14.21%
ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.18%	3.62%	3.99%
ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.10%	3.20%	3.55%
ETF Shares | Based on NAV[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.18%	4.62%	5.13%
ETF Shares | Based on Market Price[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.26%	4.61%	5.13%